DATE: 2/24/2022

REGISTRANT: Esoterica Thematic Trust

ACCESSION NUMBER: 0001752724-21-279783

FILE NUMBER(S): 811-23473

Form: N-CEN/A

Amended Filing Date: 12/23/2021

Amended (2) Filing Date: 2/24/2022

Explanation: The Registrant amended the Form N-CEN for the period ended October 31, 2020 to correct the response to Item B.15. Exemptive orders.